SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SEGMENT REPORTING

7. SEGMENT REPORTING

The Group has three operating segments, based on geographic regions consisting of Colombia, Peru, and Costa Rica. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), the Group’s Chief Executive Officer, in deciding how to allocate resources and assess the Group’s financial and operational performance. The CODM receives information and evaluates the business from a geographic perspective and reviews the Group’s internal reporting by geography in order to assess performance and allocate resources. As a result, the Group has determined the business operates in three distinct operating segments based on geography.

The three geographic segments, Colombia, Peru, and Costa Rica primarily derive revenue from various operating lease agreements with customers for the rental of warehouses. Each of these locations and corresponding operations are presented and managed separately. The operating segments are each reportable segments, and aggregation of segments is not applied. Unallocated revenue consists of other revenue streams earned by operating subsidiaries that are not allocated to segments for CODM’s review. Unallocated expenses consist of certain corporate general and administrative expenses that are not allocated to segments for CODM’s review, as well as financing costs for the bridge loan held by the parent entity.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. There was no inter-segment revenue for the years ended December 31, 2023, 2022 and 2021.

The tables below present information by segment presented to the CODM and reconciliations to the Group’s consolidated amounts.

The Group evaluates the performance of its reportable segments based on net operating income. Segment net operating income consists of segment investment property rental revenue less segment investment property operating expense.

	Year ended December 31,
	2023	2022	2021
Revenue:
Colombia	$8,038,441	$5,690,569	$4,714,197
Peru	9,260,197	8,350,957	5,244,208
Costa Rica	22,029,141	17,849,043	15,595,526
Unallocated revenue	108,564	92,998	42,142
Total	$39,436,343	$31,983,567	$25,596,073

Investment property operating expense:
Colombia	$(989,404)	$(599,084)	$(454,333)
Peru	(1,476,086)	(1,288,280)	(1,037,161)
Costa Rica	(2,677,460)	(3,520,075)	(2,595,871)
Total	$(5,142,950)	$(5,407,439)	$(4,087,365)

Net operating income
Colombia	$7,049,037	$5,091,485	$4,259,864
Peru	7,784,111	7,062,677	4,207,047
Costa Rica	19,351,681	14,328,968	12,999,655
Total	$34,184,829	$26,483,130	$21,466,566

General and administrative:
Colombia	$(1,182,837)	$(897,455)	$(1,048,445)
Peru	(1,745,286)	(765,572)	(721,501)
Costa Rica	(2,945,824)	(2,421,168)	(3,017,494)
Corporate and other	(2,634,915)	(525,000)	(606,761)
Total	$(8,508,862)	$(4,609,195)	$(5,394,201)

Financing costs
Colombia	$(8,068,416)	$(6,267,603)	$(2,753,390)
Peru	(5,431,535)	(1,997,204)	(1,421,466)
Costa Rica	(17,611,113)	(3,483,685)	(5,620,317)
Corporate and other	—	(18,234)	(4,385)
Total	$(31,111,064)	$(11,766,726)	$(9,799,558)

The following table reconciles segment net operating income to profit before taxes for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Net operating income	$34,184,829	$26,483,130	$21,466,566
Unallocated revenue	108,564	92,998	42,142
General and administrative	(8,508,862)	(4,609,195)	(5,394,201)
Investment property valuation gain	20,151,026	3,525,692	12,610,127
Interest income from affiliates	664,219	561,372	424,838
Financing costs	(31,111,064)	(11,766,726)	(9,799,558)
Net foreign currency gain (loss)	284,706	299,762	(707,570)
Gain (loss) on sale of investment properties	1,165,170	(398,247)	—
Gain on sale of asset held for sale	1,022,853	—	—
Other income	307,822	100,127	151,391
Other expenses	(6,132,636)	(611,173)	(1,367,647)
Profit before taxes	$12,136,627	$13,677,740	$17,426,088

Segment Assets and Liabilities

For the purposes of monitoring segment performance and allocating resources between segments, the CODM monitors select assets and liabilities attributable to each segment. The following table summarizes the Group’s total assets and liabilities by reportable operating segment as of December 31, 2023 and 2022:

	2023	2022
Segment investment properties
Colombia	$131,057,446	$107,749,342
Peru	127,350,614	105,121,058
Costa Rica	255,764,221	236,166,233
Total	$514,172,281	$449,036,633

Reconciling items:
Cash and cash equivalents	35,242,363	14,988,112
Due from affiliates	9,463,164	8,798,945
Lease and other receivables, net	3,557,988	2,516,525
Receivable from the sale of investment properties - short term	4,072,391	—
Asset held for sale	—	2,977,147
Prepaid construction costs	1,123,590	2,317,383
Other current assets	3,443,518	1,708,313
Tenant notes receivables - long term, net	6,002,315	6,796,584
Receivable from the sale of investment properties - long term	4,147,507	—
Restricted cash equivalent	2,681,110	3,252,897
Property and equipment, net	354,437	427,719
Deferred tax asset	1,345,859	239,281
Other non-current assets	5,218,787	4,559,330
Total assets	$590,825,310	$497,618,869

Segment long-term debt
Colombia	$47,654,090	$55,260,326
Peru	61,260,237	35,662,360
Costa Rica	160,939,908	118,404,089
Total	$269,854,235	$209,326,775

Reconciling items:
Accounts payable and accrued expenses	13,127,502	8,591,922
Deposits for the sale of assets	—	2,400,000
Income tax payable	2,024,865	663,703
Retainage payable	1,737,805	3,001,433
Other current liabilities	959,539	54,983
Deferred tax liability	37,451,338	37,215,884
Security deposits	1,790,554	1,706,959
Other non-current liabilities	2,936,555	590,740
Total liabilities	$329,882,393	$263,552,399

Geographic Area Information

	2023	2022
Long-lived assets
Colombia	$131,147,272	$107,807,334
Peru	127,416,698	105,448,377
Costa Rica	256,000,132	236,471,570
Total	$514,564,102	$449,727,281